Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Supplemental Pro-Forma Information

The following table represents the unaudited pro-forma revenue and net income for the years ended December 31, 2017, 2016 and 2015 as if each acquisition had occurred on the first day of the fiscal year preceding the actual transaction date and after giving effect to certain pro-forma adjustments primarily related to the amortization of acquired intangible assets and interest expense. The supplemental unaudited pro-forma financial information is presented for information purposes only. It is not necessarily indicative of what the Company’s financial position or results of operations actually would have been had the Company completed the acquisitions at the dates indicated, nor is it intended to project the future financial position or operating results of the combined company.

	Year ended December 31,
(in millions)	2017	2016	2015
	(Unaudited)
Pro-forma revenues	$360.7	$364.1	$331.7
Pro-forma net income	$90.6	$28.5	$23.9

CEDIA [Member]
Summary of the Fair Value of the Assets and Liabilities Acquired

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	January 25, 2017
Prepaid expenses	$0.3
Goodwill	24.9
Other intangible assets	11.1
Deferred revenues	(1.5)
Purchase price, including working capital adjustment	$34.8

InterDrone [Member]
Summary of the Fair Value of the Assets and Liabilities Acquired

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	March 10, 2017
Goodwill	$5.5
Other intangible assets	2.9
Deferred revenues	(0.2)
Purchase price, including working capital adjustment	$8.2

Snow Show [Member]
Summary of the Fair Value of the Assets and Liabilities Acquired

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	May 24, 2017
Goodwill	$11.3
Other intangible assets	5.8
Deferred revenues	(0.3)
Purchase price, including working capital adjustment	$16.8

CPMG [Member]
Summary of the Fair Value of the Assets and Liabilities Acquired

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	November 29, 2017
Cash	$0.6
Trade and other receivables	5.1
Prepaid expenses	0.5
Goodwill	21.7
Other intangible assets	22.4
Accounts payable and other current liabilities	(0.8)
Deferred revenues	(12.9)
Purchase price, including working capital adjustment	$36.6

IGES [Member]
Summary of the Fair Value of the Assets and Liabilities Acquired

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	August 1, 2016
Prepaid expenses	$0.1
Goodwill	2.9
Other intangible assets	1.8
Deferred revenue	(1.1)
Purchase price, including working capital adjustment	$3.7

Collective [Member]
Summary of the Fair Value of the Assets and Liabilities Acquired

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	August 8, 2016
Prepaid expenses	$0.1
Goodwill	9.0
Other intangible assets	5.2
Deferred revenue	(0.1)
Purchase price, including working capital adjustment	$14.2

Digital Dealer [Member]
Summary of the Fair Value of the Assets and Liabilities Acquired

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	October 11, 2016
Prepaid expenses	$0.3
Goodwill	14.7
Other intangible assets	5.9
Deferred revenue	(0.4)
Purchase price, including working capital adjustment	$20.5

Pavement[Member]
Summary of the Fair Value of the Assets and Liabilities Acquired

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	October 18, 2016
Prepaid expenses	$0.1
Goodwill	5.3
Other intangible assets	2.8
Deferred revenue	(0.4)
Purchase price, including working capital adjustment	$7.8

RFID [Member]
Summary of the Fair Value of the Assets and Liabilities Acquired

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	November 15, 2016
Prepaid expenses	$0.1
Goodwill	4.2
Other intangible assets	2.3
Deferred revenue	(0.9)
Purchase price, including working capital adjustment	$5.7

ACRE [Member]
Summary of the Fair Value of the Assets and Liabilities Acquired

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	December 13, 2016
Prepaid expenses	$0.1
Goodwill	3.8
Other intangible assets	2.1
Deferred revenue	(1.0)
Purchase price, including working capital adjustment	$5.0

HCD [Member]
Summary of the Fair Value of the Assets and Liabilities Acquired

The following table summarizes the estimated fair value of the assets and liabilities at the date of the acquisition:

(in millions)	February 27, 2015
Trade and other receivables	$1.1
Prepaid expenses	0.2
Goodwill	13.1
Other intangible assets	10.6
Accounts payable and other current liabilities	(0.3)
Deferred revenues	(2.2)
Purchase price, including working capital adjustment	$22.5

Pizza Group [Member]
Summary of the Fair Value of the Assets and Liabilities Acquired

The following table summarizes the estimated fair value of the assets and liabilities at the date of the acquisition:

(in millions)	March 3, 2015
Trade and other receivables	$0.4
Event net revenue receivable	0.9
Prepaid expenses	1.0
Goodwill	17.3
Other intangible assets	11.6
Accounts payable and other current liabilities	(0.1)
Deferred revenues	(3.2)
Purchase price, including working capital adjustment	$27.9

HOW [Member]
Summary of the Fair Value of the Assets and Liabilities Acquired

The following table summarizes the estimated fair value of the assets and liabilities at the date of the acquisition:

(in millions)	October 14, 2015
Prepaid expenses	$0.3
Goodwill	20.5
Other intangible assets	7.2
Deferred revenues	(0.4)
Purchase price, including working capital adjustment	$27.6

Fastener Expo [Member]
Summary of the Fair Value of the Assets and Liabilities Acquired

The following table summarizes the estimated fair value of the assets and liabilities at the date of the acquisition:

(in millions)	November 12, 2015
Prepaid expenses	$0.1
Goodwill	6.8
Other intangible assets	3.9
Purchase price, including working capital adjustment	$10.8